UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, DC 20549

			Form 13F

		Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number: ________
   This Amendment (check only one):[ ] is a restatement
					     [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Everett Harris & Co.
888 West Sixth Street, 10th Floor
Los Angeles, CA 90017

Form 13F File Number: 28-5364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Margaret Murphy
213-625-2677

Signature, Place and Date of Signing:
Margaret Murphy, Los Angeles, CA, February 11th, 2000

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT

[   ] 13F NOTICE

[   ] 13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:134

Form 13F Information Table Value Total:1,715,788,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
20th Century Industries Cal    COM              901272203      265    13701 SH       SOLE                                      13701
AMBAC INC.                     COM              023139108     4504    86300 SH       SOLE                                      86300
AT&T                           COM              001957109     1169    23003 SH       SOLE                                      23003
Abbott Laboratories            COM              002824100    17430   480000 SH       SOLE                                     480000
Adventure Seek                 COM              aseek         2277  2277000 SH       SOLE                                    2277000
Albertsons, Inc.               COM              013104104     3472   107661 SH       SOLE                                     107661
America Online                 COM              02364J104    20215   266430 SH       SOLE                                     266430
American Home Products Corp.   COM              026609107     1078    27455 SH       SOLE                                      27455
American International Group   COM              026874107     4175    38609 SH       SOLE                                      38609
Amgen Inc.                     COM              031162100    46302   770902 SH       SOLE                                     770902
Anderson Tully                 COM              034159103     2172        7 SH       SOLE                                          7
Anheuser Busch Cos. Inc.       COM              035229103     8269   116675 SH       SOLE                                     116675
Arthur J Gallagher & Co.       COM              363576109      695    10733 SH       SOLE                                      10733
Aurora Flight Sciences (from G COM              AuroraCs7      419   104660 SH       SOLE                                     104660
Automatic Data Processing Inc. COM              053015103    49182   912896 SH       SOLE                                     912896
BJ Wholesale Club              COM              05548j106     9014   246963 SH       SOLE                                     246963
Bank One                       COM              06423a103     1591    49715 SH       SOLE                                      49715
BankAmerica Corp. (New)        COM              060505104     1090    21715 SH       SOLE                                      21715
Baxter International Inc.      COM              071813109     4950    78800 SH       SOLE                                      78800
Becton Dickinson & Co          COM              075887109    26728   992205 SH       SOLE                                     992205
Berkshire Hathaway  Class A    COM              084670108   160334     2858 SH       SOLE                                       2858
Berkshire Hathaway  Class B    COM              084670207     1025      560 SH       SOLE                                        560
BestFoods Inc.                 COM              08658u101     2314    44030 SH       SOLE                                      44030
Bristol Myers Squibb Co.       COM              110122108    19059   296930 SH       SOLE                                     296930
CMG Information Services       COM              125750109    24897    89920 SH       SOLE                                      89920
Care-Mail, Inc.                COM              care-mail      450   450000 SH       SOLE                                     450000
Cedar Fair Dep. Unt. LP        COM              150185106      254    13089 SH       SOLE                                      13089
CellNet Data Systems           COM              15115m101       24    21341 SH       SOLE                                      21341
Cheese Cake Factory, Inc.      COM              163072101      245     7000 SH       SOLE                                       7000
Chevron Corp.                  COM              166751107     2325    26842 SH       SOLE                                      26842
Cisco Systems Inc.             COM              17275R102    71605   668425 SH       SOLE                                     668425
CitiGroup Inc.                 COM              172967101      645    11580 SH       SOLE                                      11580
Clorox Co.                     COM              189054109     1259    25000 SH       SOLE                                      25000
Coca Cola Company              COM              191216100    18478   317225 SH       SOLE                                     317225
Costco Companies Inc.          COM              22160k105    19653   215375 SH       SOLE                                     215375
Cox Communications Inc.        COM              224044107      928    18021 SH       SOLE                                      18021
Crowley Maritime Corp.         COM              228090106     2820     2350 SH       SOLE                                       2350
Dayton Hudson Corp.            COM              239753106    17731   241450 SH       SOLE                                     241450
Deltagen                       COM              DeltaGen9     5750  5750000 SH       SOLE                                    5750000
Disney Walt                    COM              254687106    49988  1709008 SH       SOLE                                    1709008
EBox                           COM              ebox          1782  1782000 SH       SOLE                                    1782000
EMC Corp. Mass.                COM              268648102    12308   112655 SH       SOLE                                     112655
Ecolab, Inc.                   COM              278865100     2610    66708 SH       SOLE                                      66708
Eli Lilly & Co                 COM              532457108      219     3300 SH       SOLE                                       3300
Emerson Electric Company       COM              291011104     1778    30996 SH       SOLE                                      30996
Enron Corp                     COM              293561106    36571   824144 SH       SOLE                                     824144
Exxon Mobil                    COM              30231g102     5603    69544 SH       SOLE                                      69544
Farmer Bros. Co.               COM              307675108    10455    65753 SH       SOLE                                      65753
Farmers & Merchants Bank of Lo COM              308243104     5164     2045 SH       SOLE                                       2045
First National Bank of Anchora COM              322387101     6889     7252 SH       SOLE                                       7252
Fisher Cos                     COM              337756209    22054   357152 SH       SOLE                                     357152
Fran's Healthy Helpings        COM              Frans          792   792000 SH       SOLE                                     792000
Franklin Resources             COM              354613101     3315   103400 SH       SOLE                                     103400
GTE Corp.                      COM              362320103      445     6312 SH       SOLE                                       6312
Gannett Company, Inc.          COM              364730101    18402   225620 SH       SOLE                                     225620
Gazoontite                     COM              gazoontit     4310  4310290 SH       SOLE                                    4310290
General Electric Co.           COM              369604103     4240    27400 SH       SOLE                                      27400
Gillette Co.                   COM              375766102     8662   210300 SH       SOLE                                     210300
Grey Advertising Inc.          COM              397838103     2385     5962 SH       SOLE                                       5962
Guidant                        COM              401698105     6317   134404 SH       SOLE                                     134404
Healthshop.com                 COM              healthsho     5072  5072000 SH       SOLE                                    5072000
Heinz H.J. Co.                 COM              423074103     2508    63000 SH       SOLE                                      63000
Hershey Foods                  COM              427866108     2656    56000 SH       SOLE                                      56000
Hewlett-Packard Company        COM              428236103      801     7041 SH       SOLE                                       7041
Home Depot                     COM              437076102   103670  1507923 SH       SOLE                                    1507923
Ingles Markets Class A         COM              457030104      232    20845 SH       SOLE                                      20845
Intel Corp.                    COM              458140100   103333  1255370 SH       SOLE                                    1255370
J. Arthur Gallagher & Co.      COM              363576109      554     8550 SH       SOLE                                       8550
Johnson & Johnson              COM              478160104    44192   473909 SH       SOLE                                     473909
K.C.S. Energy, Inc.            COM              482434206       20    25000 SH       SOLE                                      25000
Keweenaw Land Assoc.           COM              493026108     1224    31595 SH       SOLE                                      31595
Kimberly Clark                 COM              494368103      209     3200 SH       SOLE                                       3200
Kohler Co.                     COM              500236203      600       12 SH       SOLE                                         12
Lee Enterprises Inc.           COM              523768109    15791   494450 SH       SOLE                                     494450
Lucent Technologies, Inc.      COM              549463107      225     3000 SH       SOLE                                       3000
McClatchy Company Cl. A        COM              579489105      951    22000 SH       SOLE                                      22000
McDonalds Corp.                COM              580135101    26553   658680 SH       SOLE                                     658680
Media General Inc. Cl. A       COM              584404107      365     7021 SH       SOLE                                       7021
Media One Group Inc.           COM              58440j104      937    12200 SH       SOLE                                      12200
Medtronic Inc.                 COM              585055106    77559  2128556 SH       SOLE                                    2128556
Merck & Company Inc.           COM              589331107    59766   889540 SH       SOLE                                     889540
Microsoft Corp.                COM              594918104   108191   926686 SH       SOLE                                     926686
Morgan Stanley S&P 500 PEEQS-M COM              617446bg3      528     3695 SH       SOLE                                       3695
Mycotech (From GEF)            COM              Mycotech6      583   233365 SH       SOLE                                     233365
Pepsico Incorporated           COM              713448108     2232    63312 SH       SOLE                                      63312
Pfizer Inc.                    COM              717081103    55630  1715000 SH       SOLE                                    1715000
Pitney Bowes, Inc.             COM              724479100     5857   121229 SH       SOLE                                     121229
Plum Creek                     COM              729251108    24625   985000 SH       SOLE                                     985000
Primedia Inc.                  COM              74157K101     1072    65000 SH       SOLE                                      65000
Procter & Gamble Co.           COM              742718109      526     4800 SH       SOLE                                       4800
Pulitzer Publishing Inc.       COM              745769109     2405    59666 SH       SOLE                                      59666
Qualcomm, Inc.                 COM              747525103      282     1600 SH       SOLE                                       1600
Regional Cablesystems Inc.     COM              758931208      615    62265 SH       SOLE                                      62265
Rosenwald Partners             COM              rosenwald       40    40000 SH       SOLE                                      40000
Safeguard Scientifics Inc.     COM              786449108      815     5000 SH       SOLE                                       5000
Schering Plough Corp.          COM              806605101     1767    41700 SH       SOLE                                      41700
Scripps Howard Inc. Class A    COM              811054204     1120    25000 SH       SOLE                                      25000
Smucker (J.M.) Class B         COM              832696207      328    20163 SH       SOLE                                      20163
Student Advantage              COM              stad         12286   553721 SH       SOLE                                     553721
Time Warner Inc.               COM              887315109     3729    51574 SH       SOLE                                      51574
Tootsie Roll Industries Inc.   COM              890516107      222     6751 SH       SOLE                                       6751
Universal Knowledge            COM              universal      500   250000 SH       SOLE                                     250000
Vista Enviromental Information COM              VistaEnv0       75    18751 SH       SOLE                                      18751
Visx Inc.                      COM              92844s105      517    10000 SH       SOLE                                      10000
Wal Mart Stores, Inc.          COM              931142103     1217    17600 SH       SOLE                                      17600
Warner Lambert Co.             COM              934488107     2991    36500 SH       SOLE                                      36500
Washington Post Co., Class B   COM              939640108    17782    31990 SH       SOLE                                      31990
Wesco Financial Corp.          COM              950817106     6183    25235 SH       SOLE                                      25235
Whole Foods Market             COM              966837106    30603   659900 SH       SOLE                                     659900
Wild Planet                    COM              WlidPlan8      600   400000 SH       SOLE                                     400000
Wild Planet (From Nico)        COM              WildPlane      450   300000 SH       SOLE                                     300000
Wm. Wrigley, Jr. Co.           COM              982526105    19397   233873 SH       SOLE                                     233873
B.P. Amoco                     FS               055622104     4858    81900 SH       SOLE                                      81900
Cadbury Schwepps PLC ADR       FS               127209302     8925   368980 SH       SOLE                                     368980
Concordia Paper Holdings Spons FS               206575102        5    20000 SH       SOLE                                      20000
Dorling Kindersley             FS               Dorling        650   100000 SH       SOLE                                     100000
Elsevier NV ADR                FS               290259100     2053    86000 SH       SOLE                                      86000
Glaxo Wellcome Plc ADR         FS               37733W105     1746    31240 SH       SOLE                                      31240
Globo Cabo SA ADR Rep Pfd      FS               37957x102      794    44100 SH       SOLE                                      44100
Loreal Co. ADR                 FS               502117203    11035    69110 SH       SOLE                                      69110
NV Verenigd Bezit VNU ADR      FS               62945K202     8920   170000 SH       SOLE                                     170000
Nestle Spon ADR Rep            FS               641069406    54789   597150 SH       SOLE                                     597150
Nokia Corp. Cl. A  ADR         FS               654902204    31926   167095 SH       SOLE                                     167095
Novartis A.G. ADR              FS               66987V109      237     3250 SH       SOLE                                       3250
Novo Nordisk ADR               FS               670100205    19014   294217 SH       SOLE                                     294217
PT Squibb Indonesia-FGN        FS               99y042767       33    83500 SH       SOLE                                      83500
Pearson PLC ADR                FS               705015105     2552    78850 SH       SOLE                                      78850
Royal Dutch Pete. SH PAR GLD   FS               780257804      791    13065 SH       SOLE                                      13065
Telecomunicacoes Brasileiras A FS               879287308     1316    10222 SH       SOLE                                      10222
Tomra Systems ADR              FS               889905204     2707   160000 SH       SOLE                                     160000
Unilever N.V. 4 Gldrs. NY Shar FS               904784709    37105   681611 SH       SOLE                                     681611
Unilever Plc ADR (New)         FS               904767704     1566    51784 SH       SOLE                                      51784
Vodafone Airtouch PLC ADR      FS               92857t107     6613   133600 SH       SOLE                                     133600
Weetabix                       FS               WEETABIXC     8682   162926 SH       SOLE                                     162926